SKYLINE FUNDS
311 South Wacker Drive, Suite 4500
Chicago, Illinois  60606

May 5, 2006

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Skyline Funds
1933 Act Registration No. 33-11755
1940 Act Registration No. 811-5022

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Skyline Funds (the “Trust”) certifies that:

a.                                       the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.                                      the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on April 28, 2006.

Very truly yours,

SKYLINE FUNDS

/s/ Stephen F. Kendall
Stephen F. Kendall
Executive Vice President